Investments - Schedule of investments (Details)		12 Months Ended
		Dec. 31, 2025 USD ($)		Dec. 31, 2024 USD ($)		Dec. 31, 2024 CAD ($)
Investments - Schedule of investments (Details) [Line Items]
Beginning balance		$ 1,204,573		$ 762,149
Additions		462,325		6,689,636
Disposal		(285,314)
Redemptions		(1,181,499)		(6,189,077)
Change in fair value through profit or loss		257,956		(3,702)
Effects of foreign exchange		1,039		(54,433)
Ending balance		459,080		1,204,573
Current		459,080		1,202,349
Non current		0		2,224
Non current		459,080		1,204,573
A2ZCryptoCap Inc. [Member] | Ordinary Stock Shares [Member]
Investments - Schedule of investments (Details) [Line Items]
Beginning balance	[1]	2,224		6,049
Additions	[1]	0		0
Disposal	[1]	0
Redemptions	[1]	0		0
Change in fair value through profit or loss	[1]	1,570		(3,702)
Effects of foreign exchange	[1]	0		(123)
Ending balance	[1]	3,794		2,224
Royal Bank of Canada One [Member] | Guaranteed Investment Certificate [Member]
Investments - Schedule of investments (Details) [Line Items]
Beginning balance	[2]	20,850		0
Additions	[2]	0		2,955,610
Disposal	[2]	0
Redemptions	[2]			(2,934,760)
Change in fair value through profit or loss	[2]	0		0
Effects of foreign exchange	[2]	1,039		0
Ending balance	[2]	21,889		20,850
Meridian [Member] | Guaranteed Investment Certificate [Member]
Investments - Schedule of investments (Details) [Line Items]
Beginning balance	[3]	1,181,499	[4]	0
Additions		0	[4]	3,234,026	[3]
Disposal	[4]	0
Redemptions		(1,181,499)	[4]	(2,016,317)	[3]
Change in fair value through profit or loss		0	[4]	0	[3]
Effects of foreign exchange		0	[4]	(36,210)	[3]
Ending balance	[4]	0		1,181,499	[3]
Gamestop [Member] | Guaranteed Investment Certificate [Member]
Investments - Schedule of investments (Details) [Line Items]
Beginning balance	[5]	0
Additions	[5]	48,516
Disposal	[5]	0
Redemptions	[5]	0
Change in fair value through profit or loss	[5]	(8,358)
Effects of foreign exchange	[5]	0
Ending balance	[5]	40,158		0
Genius Group Ltd [Member] | Guaranteed Investment Certificate [Member]
Investments - Schedule of investments (Details) [Line Items]
Beginning balance	[6]	0
Additions	[6]	49,009
Disposal	[6]	(2,217)
Redemptions	[6]	0
Change in fair value through profit or loss	[6]	(24,886)
Effects of foreign exchange	[6]	0
Ending balance	[6]	21,906		0
JZR Gold [Member] | Guaranteed Investment Certificate [Member]
Investments - Schedule of investments (Details) [Line Items]
Beginning balance	[7]	0
Additions	[7]	214,161
Disposal	[7]	(283,097)
Redemptions	[7]	0
Change in fair value through profit or loss	[7]	68,936
Effects of foreign exchange	[7]	0
Ending balance	[7]	0		0
JZR Gold Warrants [Member] | Guaranteed Investment Certificate [Member]
Investments - Schedule of investments (Details) [Line Items]
Beginning balance	[8]	0
Additions	[8]	150,639
Disposal	[8]	0
Redemptions	[8]	0
Change in fair value through profit or loss	[8]	220,694
Effects of foreign exchange	[8]	0
Ending balance	[8]	371,333		0
Royal Bank of Canada [Member] | Guaranteed Investment Certificate [Member]
Investments - Schedule of investments (Details) [Line Items]
Beginning balance	[4]	0		756,100
Additions	[4]			0
Redemptions				(738,000)	[4]	$ (1,700,000)
Change in fair value through profit or loss	[4]			0
Effects of foreign exchange	[4]			(18,100)
Ending balance	[4]			0
Bank of Montreal [Member] | Guaranteed Investment Certificate [Member]
Investments - Schedule of investments (Details) [Line Items]
Beginning balance	[8]	$ 0		0
Additions	[8]			500,000
Redemptions	[8]			(500,000)
Change in fair value through profit or loss	[8]			0
Effects of foreign exchange	[8]			0
Ending balance	[8]			$ 0

[1]	On June 23, 2022, the Company acquired 80,000 shares of A2ZCryptoCap Inc. for C$0.10 per share. As at December 31, 2025, the fair value of the shares was determined based on the quoted market price of the shares of C$0.065 per share (December 31, 2024 – C$0.04).
[2]	During the year ended December 31, 2024, the Company purchased four GICs for a total amount of C$4,030,000 from RBC with maturity dates ranging from February 14, 2025, to September 12, 2025. The GICs pay variable interest ranging from 4.20% to 4.95% per annum. As of December 31, 2025, the total balance outstanding was C$30,000 (December 31, 2024 – C$30,000) as three GICs out of the four were effectively redeemed during the year ended December 31, 2024.
[3]	During the year ended December 31, 2024, the Company purchased three GICs for a total amount of C$4,520,000 from Meridian Credit Union (“Meridian”) with maturity dates ranging from December 21, 2024, to March 25, 2025. The GICs pay variable interest ranging from 3.52% to 3.78% per annum. As of December 31, 2025, the total balance outstanding was $Nil as the remaining GICs were redeemed during the year (December 31, 2024 - C$1,700,000).
[4]	On August 9, 2023, the Company purchased a Guaranteed Investment Certificate (“GIC”) in the amount of C$744,500 from Royal Bank of Canada (“RBC”) with a maturity date of August 9, 2024. The GIC pays variable interest based on RBC’s Prime Interest Rate minus 2.00%. During the year ended December 31, 2024, the Company redeemed the full amount for gross proceeds of $738,000. The balance outstanding as at December 31, 2024 is $Nil.
[5]	On July 18, 2025, the Company purchased 2,000 shares of GameStop Corp. (NYSE: GME) for a total amount of $48,516 (C$66,561) for $23.55 per share. As at December 31, 2025, the fair value of the shares was determined based on the quoted market price of $20.08 per share resulting in a gain on change in fair value of $8,358 for the year.
[6]	On July 25, 2025, the Company purchased 40,000 shares of Genius Group Limited (AMEX: GNS) for a total amount of $49,009 (C$67,237) for a weighted average price of $1.20 per share. On July 28, 2025, the Company sold 1,871 shares of GNS for a total amount of $2,217 (C$3,043). As at December 31, 2025, the fair value of the remaining 38,129 shares, was determined based on the quoted market price of $0.57 per share resulting in a loss on change in fair value of $24,886 for the year.
[7]	On July 22, 2025, the Company acquired 1,666,667 units at a price of C$0.30 per unit of JZR Gold Inc (“JZR”) for $364,800 (C$500,000). Each unit is comprised of one common share in the capital of JZR and one non-transferable common share purchase warrant to acquire one common share at a price of C$0.40 per warrant share.
[8]	During the year ended December 31, 2024, the Company purchased a GIC in the amount of $500,000 from Bank of Montreal (“BMO”) with a maturity date of October 11, 2024. The GIC paid a variable interest rate of 4.50% per annum. As of December 31, 2024, the total balance outstanding is $Nil as the entire amount was redeemed at maturity.